Provisions for expected credit losses	12 Months Ended
Sep. 30, 2022
Provisions for expected credit losses
Provisions for expected credit losses

Note 11. Provisions for expected credit losses

Accounting policy

Note 6 provides details of impairment charges.

Impairment applies to all financial assets at amortised cost, lease receivables, debt securities measured at FVOCI, due from subsidiaries and credit commitments.

The ECL is recognised as follows:

●
Loans (including lease receivables), debt securities at amortised cost and due from subsidiaries: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Notes 10 and 18);
●
Debt securities at FVOCI: in reserves in OCI with no reduction of the carrying value of the debt security itself (refer to Notes 18 and 27); and
●Credit commitments: as a provision (refer to Note 26).

Measurement

The Group calculates the provision for ECL based on a three-stage approach. The provision for ECL is a probability-weighted estimate of the cash shortfalls expected to result from defaults over the relevant time frame. They are determined by evaluating a range of possible outcomes and taking into account the time value of money, past events, current conditions and forecasts of future economic conditions.

The models use three main components to determine the ECL (as well as the time value of money) including:

●
Probability of default (PD): the probability that a counter-party will default;
●
Loss given default (LGD): the loss that is expected to arise in the event of a default; and
●Exposure at default (EAD): the estimated outstanding amount of credit exposure at the time of the default.

Model stages

The three stages are as follows:

Stage 1: 12 months ECL – performing

For financial assets where there has been no significant increase in credit risk since origination, a provision for 12 months ECL is recognised.

Stage 2: Lifetime ECL – performing

For financial assets where there has been a significant increase in credit risk since origination but where the asset is still performing, a provision for lifetime ECL is recognised. The indicators of a significant increase in credit risk are described on the following page.

Stage 3: Lifetime ECL – non-performing

Financial assets in Stage 3 are those that are in default. A default occurs when:

●
Westpac considers that the customer is unable to repay its credit obligations in full, irrespective of recourse by the Group to actions such as realising security. Indicators include a breach of contract with the Group such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on an individual basis; or
●
the customer is more than 90 days past due on any material credit obligation.

A provision for lifetime ECL is recognised on these financial assets.

Collective and individual assessment

Financial assets that are in Stages 1 and 2 are assessed on a collective basis. This means that they are grouped in pools of similar assets with similar credit risk characteristics including the type of product and the customer risk grade. Financial assets in Stage 3 are assessed on an individual basis and calculated collectively for those below a specified threshold.

Expected life

In considering the lifetime time frame for ECL in Stages 2 and 3, the standard generally requires use of the remaining contractual life adjusted, where appropriate, for prepayments, extension and other options. For certain revolving credit facilities which include both a drawn and undrawn component (e.g. credit cards and revolving lines of credit), the Group’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the exposure to credit losses to the contractual notice period. For these facilities, lifetime is based on historical behaviour.

Note 11. Provisions for expected credit losses (continued)

Accounting policy (continued)

Movement between stages

Financial assets may move in both directions through the stages of the impairment model. Financial assets previously in Stage 2 may move back to Stage 1 if it is no longer considered that there has been a significant increase in credit risk. Similarly, financial assets in Stage 3 may move back to Stage 1 or Stage 2 if they are no longer assessed to be non-performing.

Critical accounting assumptions and estimates

Key judgements include when a significant increase in credit risk has occurred, the estimation of forward- looking macroeconomic information and overlays. Other factors which can impact the provision include the borrower’s financial situation, the realisable value of collateral, the Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Significant increase in credit risk (SICR)

Determining when a financial asset has experienced a SICR since origination is a critical accounting judgement which is based on the change in the probability of default (PD) since origination. In determining whether a change in PD represents a significant increase in risk, relative changes in PD and absolute PD thresholds are both considered based on the portfolio of the exposure.

The Group does not rebut the presumption that instruments that are 30 days past due have experienced a SICR but this is used as a backstop rather than the primary indicator. In addition, the deferral of payments by customers in hardship arrangements is generally treated as an indication of a SICR.

Forward-looking macroeconomic information

The measurement of ECL for each stage and the assessment of significant increase in credit risk considers information about past events and current conditions as well as reasonable and supportable projections of future events and economic conditions. The estimation of forward-looking information is a critical accounting judgement. The Group considers three future macroeconomic scenarios including a base case scenario along with upside and downside scenarios.

The macroeconomic variables used in these scenarios, based on current economic forecasts, include (but are not limited to) employment to population rates, real gross domestic product growth rates and residential and commercial property price indices.

●      Base case scenario

This scenario utilises the internal Westpac economics forecast used for strategic decision making and forecasting.

●      Upside scenario

This scenario represents a modest improvement on the base case scenario.

●      Downside scenario

The downside scenario is a more severe scenario with ECL higher than those under the base case scenario. The more severe loss outcome for the downside is generated under a recession scenario in which the combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate simultaneously impact ECL across all portfolios from the reporting date.

The three macroeconomic scenarios are probability weighted and together represent the Group’s view of the forward looking distribution of potential loss outcomes. The weighting applied to each of the three macroeconomic scenarios takes into account historical frequency, current trends, and forward-looking conditions.

The macroeconomic variables and probability weightings of the three macroeconomic scenarios are subject to the approval of the Group Chief Financial Officer and Group Chief Risk Officer with oversight from the Board of Directors (and its Committees).

Overlays

Where appropriate, adjustments will be made to modelled outcomes to reflect reasonable and supportable information not already incorporated in the models.

Judgements can change with time as new information becomes available which could result in changes to the provision for ECL.

Note 11. Provisions for expected credit losses (continued)

Loans and credit commitments

The following tables reconcile the provisions for ECL on loans and credit commitments by stage for the Group and Parent Entity.

	2022				2021
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Consolidated
Provision for ECL on loans
Housing	137	1,082	415	1,634	154	735	607	1,496
Personal	78	220	123	421	124	314	173	611
Business	502	811	838	2,151	495	822	1,172	2,489
Total provision for ECL on loans	717	2,113	1,376	4,206	773	1,871	1,952	4,596
Provisions for ECL on credit commitments
Housing	6	13	-	19	6	6	-	12
Personal	21	30	-	51	29	41	1	71
Business	141	185	23	349	128	173	19	320
Total provision for ECL on credit commitments	168	228	23	419	163	220	20	403
Total provisions for ECL on loans and credit commitments	885	2,341	1,399	4,625	936	2,091	1,972	4,999
Presented as provision for ECL on:
Loans (Note 10)	717	2,113	1,376	4,206	766	1,871	1,952	4,589
Loans included in assets held for sale (Note 38)	-	-	-	-	7	-	-	7
Credit commitments (Note 26)	168	228	23	419	161	220	20	401
Credit commitments included in liabilities held for sale (Note 38)	-	-	-	-	2	-	-	2
Total provisions for ECL on loans and credit commitments	885	2,341	1,399	4,625	936	2,091	1,972	4,999
Of which:
Individually assessed provisions	-	-	452	452	-	-	832	832
Collectively assessed provisions	885	2,341	947	4,173	936	2,091	1,140	4,167
Total provisions for ECL on loans and credit commitments	885	2,341	1,399	4,625	936	2,091	1,972	4,999
Gross loans[1]	614,762	121,845	7,246	743,853	636,551	69,348	9,496	715,395
Credit commitments	184,535	15,217	347	200,099	192,219	7,598	274	200,091
Gross loans and credit commitments	799,297	137,062	7,593	943,952	828,770	76,946	9,770	915,486
Coverage ratio on loans (%)	0.12	1.73	18.99	0.57	0.12	2.70	20.56	0.64
Coverage ratio on loans and credit commitments (%)	0.11	1.71	18.42	0.49	0.11	2.72	20.18	0.55

1.	Includes nil (2021: $1,022 million) gross loans classified as held for sale.

Note 11. Provisions for expected credit losses (continued)

	2022				2021
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Parent Entity
Provision for ECL on loans
Housing	102	1,005	369	1,476	114	669	552	1,335
Personal	69	194	112	375	111	270	151	532
Business	453	656	736	1,845	409	607	1,026	2,042
Total provision for ECL on loans	624	1,855	1,217	3,696	634	1,546	1,729	3,909
Provision for ECL on credit commitments
Housing	4	11	-	15	4	5	-	9
Personal	16	24	-	40	23	34	-	57
Business	133	173	23	329	119	150	19	288
Total provision for ECL on credit commitments	153	208	23	384	146	189	19	354
Total provisions for ECL on loans and credit commitments	777	2,063	1,240	4,080	780	1,735	1,748	4,263
Presented as provision for ECL on:
Loans (Note 10)	624	1,855	1,217	3,696	627	1,546	1,729	3,902
Loans included in assets held for sale (Note 38)	-	-	-	-	7	-	-	7
Credit commitments (Note 26)	153	208	23	384	144	189	19	352
Credit commitments included in liabilities held for sale (Note 38)	-	-	-	-	2	-	-	2
Total provisions for ECL on loans and credit commitments	777	2,063	1,240	4,080	780	1,735	1,748	4,263
Of which:
Individually assessed provisions	-	-	388	388	-	-	724	724
Collectively assessed provisions	777	2,063	852	3,692	780	1,735	1,024	3,539
Total provisions for ECL on loans and credit commitments	777	2,063	1,240	4,080	780	1,735	1,748	4,263
Gross loans[1]	537,339	111,450	6,624	655,413	552,793	61,814	8,730	623,337
Credit commitments	162,950	13,353	329	176,632	167,866	6,365	250	174,481
Gross loans and credit commitments	700,289	124,803	6,953	832,045	720,659	68,179	8,980	797,818
Coverage ratio on loans (%)	0.12	1.66	18.37	0.56	0.11	2.50	19.81	0.63
Coverage ratio on loans and credit commitments (%)	0.11	1.65	17.83	0.49	0.11	2.54	19.47	0.53

1.	Includes nil (2021: $1,022 million) gross loans classified as held for sale.

Movement in provisions for ECL on loans and credit commitments

The reconciliation of the provision for ECL tables for loans and credit commitments has been determined by an aggregation of monthly movements over the year. The key line items in the reconciliation represent the following:

●	“Transfers between stages” lines represent transfers between Stage 1, Stage 2 and Stage 3 prior to remeasurement of the provision for ECL;
●	“Business activity during the year” line represents new accounts originated during the year net of those that were de-recognised due to final repayments during the year;
●	“Net remeasurement of provision for ECL” line represents the impact on the provision for ECL due to changes in credit quality during the year (including transfers between stages), changes in portfolio overlays, changes due to forward-looking economic scenarios and partial repayments and additional draw-downs on existing facilities over the year; and
●	“Write-offs” represent a reduction in the provision for ECL as a result of de-recognition of exposures where there is no reasonable expectation of full recovery.

Note 11. Provisions for expected credit losses (continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2020	1,084	2,875	2,173	6,132	913	2,390	1,869	5,172
Transfers to Stage 1	1,246	(1,128)	(118)	-	1,058	(960)	(98)	-
Transfers to Stage 2	(200)	1,290	(1,090)	-	(173)	1,094	(921)	-
Transfers to Stage 3	(8)	(507)	515	-	(7)	(449)	456	-
Business activity during the year	122	(223)	(343)	(444)	110	(199)	(298)	(387)
Net remeasurement of provision for ECL	(1,284)	(200)	1,603	119	(1,121)	(140)	1,424	163
Write-offs	-	-	(836)	(836)	-	-	(739)	(739)
Exchange rate and other adjustments	(24)	(16)	68	28	-	(1)	55	54
Balance as at 30 September 2021	936	2,091	1,972	4,999	780	1,735	1,748	4,263
Transfers to Stage 1	912	(792)	(120)	-	748	(646)	(102)	-
Transfers to Stage 2	(235)	1,002	(767)	-	(198)	900	(702)	-
Transfers to Stage 3	(14)	(383)	397	-	(12)	(343)	355	-
Business activity during the year	354	(244)	(340)	(230)	328	(234)	(320)	(226)
Net remeasurement of provision for ECL	(1,066)	689	1,129	752	(875)	651	1,055	831
Write-offs	-	-	(934)	(934)	-	-	(851)	(851)
Exchange rate and other adjustments	(2)	(22)	62	38	6	-	57	63
Balance as at 30 September 2022	885	2,341	1,399	4,625	777	2,063	1,240	4,080

The provisions for ECL on loans and credit commitments can be further disaggregated into the following classes:

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Housing
Balance as at 30 September 2020	192	747	977	1,916	149	635	904	1,688
Transfers to Stage 1	283	(265)	(18)	-	246	(237)	(9)	-
Transfers to Stage 2	(36)	677	(641)	-	(32)	624	(592)	-
Transfers to Stage 3	-	(120)	120	-	-	(115)	115	-
Business activity during the year	42	(49)	(180)	(187)	39	(43)	(165)	(169)
Net remeasurement of provision for ECL	(322)	(253)	387	(188)	(284)	(190)	328	(146)
Write-offs	-	-	(76)	(76)	-	-	(63)	(63)
Exchange rate and other adjustments	1	4	38	43	-	-	34	34
Balance as at 30 September 2021	160	741	607	1,508	118	674	552	1,344
Transfers to Stage 1	206	(191)	(15)	-	166	(158)	(8)	-
Transfers to Stage 2	(32)	508	(476)	-	(29)	481	(452)	-
Transfers to Stage 3	-	(90)	90	-	-	(87)	87	-
Business activity during the year	41	(58)	(166)	(183)	38	(55)	(155)	(172)
Net remeasurement of provision for ECL	(229)	191	404	366	(187)	161	363	337
Write-offs	-	-	(45)	(45)	-	-	(35)	(35)
Exchange rate and other adjustments	(3)	(6)	16	7	-	-	17	17
Balance as at 30 September 2022	143	1,095	415	1,653	106	1,016	369	1,491

Note 11. Provisions for expected credit losses (continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Personal
Balance as at 30 September 2020	216	408	232	856	190	332	193	715
Transfers to Stage 1	476	(469)	(7)	-	403	(401)	(2)	-
Transfers to Stage 2	(98)	281	(183)	-	(92)	251	(159)	-
Transfers to Stage 3	(1)	(202)	203	-	(1)	(182)	183	-
Business activity during the year	27	(25)	(35)	(33)	28	(20)	(30)	(22)
Net remeasurement of provision for ECL	(468)	360	402	294	(394)	324	386	316
Write-offs	-	-	(461)	(461)	-	-	(438)	(438)
Exchange rate and other adjustments	1	2	23	26	-	-	18	18
Balance as at 30 September 2021	153	355	174	682	134	304	151	589
Transfers to Stage 1	353	(345)	(8)	-	281	(280)	(1)	-
Transfers to Stage 2	(86)	208	(122)	-	(81)	193	(112)	-
Transfers to Stage 3	-	(145)	145	-	-	(133)	133	-
Business activity during the year	18	(16)	(19)	(17)	17	(14)	(16)	(13)
Net remeasurement of provision for ECL	(337)	195	286	144	(266)	148	279	161
Write-offs	-	-	(350)	(350)	-	-	(337)	(337)
Exchange rate and other adjustments	(2)	(2)	17	13	-	-	15	15
Balance as at 30 September 2022	99	250	123	472	85	218	112	415

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Business
Balance as at 30 September 2020	676	1,720	964	3,360	574	1,423	772	2,769
Transfers to Stage 1	487	(394)	(93)	-	409	(322)	(87)	-
Transfers to Stage 2	(66)	332	(266)	-	(49)	219	(170)	-
Transfers to Stage 3	(7)	(185)	192	-	(6)	(152)	158	-
Business activity during the year	53	(149)	(128)	(224)	43	(136)	(103)	(196)
Net remeasurement of provision for ECL	(494)	(307)	814	13	(443)	(274)	710	(7)
Write-offs	-	-	(299)	(299)	-	-	(238)	(238)
Exchange rate and other adjustments	(26)	(22)	7	(41)	-	(1)	3	2
Balance as at 30 September 2021	623	995	1,191	2,809	528	757	1,045	2,330
Transfers to Stage 1	353	(256)	(97)	-	301	(208)	(93)	-
Transfers to Stage 2	(117)	286	(169)	-	(88)	226	(138)	-
Transfers to Stage 3	(14)	(148)	162	-	(12)	(123)	135	-
Business activity during the year	295	(170)	(155)	(30)	273	(165)	(149)	(41)
Net remeasurement of provision for ECL	(500)	303	439	242	(422)	342	413	333
Write-offs	-	-	(539)	(539)	-	-	(479)	(479)
Exchange rate and other adjustments	3	(14)	29	18	6	-	25	31
Balance as at 30 September 2022	643	996	861	2,500	586	829	759	2,174

Note 11. Provisions for expected credit losses (continued)

Reconciliation of impairment charges

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Loans and credit commitments:
Business activity during the year	(230)	(444)	(226)	(387)
Net remeasurement of provision for ECL	752	119	831	163
Impairment charges for debt securities at amortised cost	4	(25)	1	-
Impairment charges for debt securities at FVOCI	(2)	2	(2)	2
Impairment on due from subsidiaries	-	-	25	-
Recoveries	(189)	(242)	(180)	(225)
Impairment charges/(benefits) (Note 6)	335	(590)	449	(447)

Total write-offs net of recoveries to average loans

	Consolidated
%	2022	2021
Write-offs net of recoveries to average loans
Housing	0.01	0.01
Personal	1.28	1.46
Business	0.27	0.15
Total write-offs net of recoveries to average loans	0.10	0.08

Write-offs still under enforcement activity

The amount of current year write-offs which remain subject to enforcement activity was $864 million (2021: $786 million) for the Group and $781 million (2021: $689 million) for the Parent Entity.

Impact of overlays on the provision for ECL

The following table attributes the provision for ECL between modelled ECL and portfolio overlays.

Portfolio overlays are used to capture risk of increased uncertainty relating to forward-looking economic conditions, or areas of potential risk and uncertainty in the portfolio, that are not captured in the underlying modelled ECL.

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Modelled provision for ECL	3,925	4,352	3,504	3,712
Overlays	700	647	576	551
Total provision for ECL	4,625	4,999	4,080	4,263

Details of changes related to forward-looking economic inputs and portfolio overlays, based on reasonable and supportable information up to the date of this report, are provided below.

Modelled provision for ECL

The modelled provision for ECL is a probability weighted estimate based on three scenarios which together represent the Group’s view of the forward-looking distribution of potential loss outcomes. The change in provisions as a result of changes in modelled ECL are reflected through the “net remeasurement of provision for ECL” line item. Portfolio overlays are used to capture potential risk and uncertainty in the portfolio, that are not captured in the underlying modelled ECL.

The base case scenario uses Westpac Economic forecasts which forecast further interest rate rises and residential/ commercial price reductions due to the current high inflationary environment.

Note 11. Provisions for expected credit losses (continued)

Westpac Economics forecasts used for the different reporting periods are as follows:

Key macroeconomic assumptions for base case scenario	30 September 2022	30 September 2021
Annual GDP: Australia	Forecast growth of 3.4% for calendar year 2022 and 1.0% for calendar year 2023	Forecast growth of 0.1% for calendar year 2021 and 7.4% for calendar year 2022
New Zealand	Forecast growth of 1.9% for calendar year 2022 and 1.6% for calendar year 2023	Forecast growth of 5.6% for calendar year 2021 and 2.3% for calendar year 2022
Commercial property index	Forecast price contraction of 4.7% for calendar year 2022 and 3.0% for calendar year 2023	Forecast price contraction of 0.7% for calendar year 2021 and 4.7% for calendar year 2022
Residential property prices: Australia	Forecast price contraction of 6.5% for calendar year 2022 and 7.8% for calendar year 2023	Forecast price appreciation of 11.8% for calendar year 2021 and 5.0% for calendar year 2022
New Zealand	Forecast price contraction of 10% for calendar year 2022 and 5.0% for calendar year 2023	Forecast price appreciation of 20% for calendar year 2021 and 0% for calendar year 2022
Cash rate	Forecast cash rate of 3.35% at December 2022 and 3.6% at December 2023	Forecast to remain at 10bps over calendar years 2021 and 2022
Unemployment rate: Australia	Forecast rate of 3.1% at December 2022 and 4.4% at December 2023	Forecast rate of 5.4% at December 2021 and 4% at December 2022
New Zealand	Forecast rate of 3.4% at December 2022 and 3.8% at December 2023	Forecast rate of 4.2% at December 2021 and 3.5% at December 2022

The downside scenario is a more severe scenario with expected credit losses higher than the base case. The more severe loss outcome for the downside is generated under a recession in which the combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate simultaneously impact expected credit losses across all portfolios from the reporting date. In the prior year, the Group updated its Significant Increase in Credit Risk (SICR) criteria to be based on a change in the probability of default (PD) since origination. The thresholds applied for accounts to move to Stage 2 were also updated. In the current year, the Group increased the severity of the downside economic scenario for the housing and business segments, and as a result an increased number of performing accounts which are currently not in arrears have reached the SICR thresholds and moved to Stage 2, reducing overall Stage 2 coverage rates.

The following sensitivity table shows the reported provision for ECL based on the probability weighted scenarios and what the provisions for ECL would be assuming a 100% weighting to the base case scenario and to the downside scenario (with all other assumptions, held constant).

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Reported probability-weighted ECL	4,625	4,999	4,080	4,263
100% base case ECL	2,983	3,411	2,582	2,877
100% downside ECL	6,680	7,399	5,947	6,354

If 1% of the Stage 1 gross exposure from loans and credit commitments (calculated on a 12 month ECL) was reflected in Stage 2 (calculated on a lifetime ECL) the provision for ECL would increase by $113 million (2021: $252 million) for the Group and $103 million (2021: $200 million) for the Parent Entity based on applying the average provision coverage ratios by stage to the movement in the gross exposure by stage.

The following table indicates the weightings applied by the Group and Parent Entity:

Macroeconomic scenario weightings (%)	2022	2021
Upside	5	5
Base	50	55
Downside	45	40

The increase in weighting to the downside reflects an elevated level of uncertainty in potential credit losses driven by new geopolitical and economic headwinds, supply chain disruptions, capacity constraints and rising inflation.

Note 11. Provisions for expected credit losses (continued)

Portfolio overlays

Portfolio overlays are used to address areas of risk, including significant uncertainties that are not captured in the underlying modelled ECL. Determination of portfolio overlays requires expert judgement and is thoroughly documented and subject to comprehensive internal governance and oversight. Overlays are continually reassessed and if the risk is judged to have changed (increased or decreased), or is subsequently captured in the modelled ECL, the overlay will be released or remeasured.

The total portfolio overlays as at 30 September 2022 were $700 million (2021: $647 million) for the Group and $576 million (2021: $551 million) for the Parent Entity and comprises:

●	$480 million (2021: $90 million) for the Group and $399 million (2021: $90 million) for the Parent Entity for consumers reflecting potential high consumer stress from rising interest rates, higher inflation and higher unemployment;
●	$150 million (2021: nil) for the Group and $123 million (2021: nil) for the Parent Entity relating to certain industries reflecting potential supply chain disruptions and labour shortages;
●	$70 million (2021: nil) for the Group and $70 million (2021: nil) for the Parent Entity for extreme weather events including the expected impact on customers of recent flooding; and
●	$0 million (2021: $557 million) for the Group and $0 million (2021: $461 million) for the Parent Entity relating to COVID-19 impacts. Overlay has been completely removed as modelled outcomes now capture the risks.

The change in provisions as a result of changes in portfolio overlays are reflected through the “net remeasurement of provision for ECL” line in Movement in provisions for ECL table.

Impact of changes in credit exposures on the provision for ECL

●	Stage 1 exposures had a net decrease of $29.4 billion (2021: net increase of $16.3 billion) for the Group and $20.2 billion (2021: net increase of $8.3 billion) for the Parent Entity primarily driven by decreases in the housing segment due to increase in downside scenario severity which resulted in additional TCE being transferred to Stage 2. Stage 1 ECL has decreased mainly from revisions to portfolio overlays.
●	Stage 2 credit exposures increased by $60.1 billion (2021: increased by $5.1 billion) for the Group and $56.5 billion (2021: increased by $6.4 billion) for the Parent Entity mainly driven by increases from the housing and business segments due to additional TCE transferred to Stage 2 to account for increase in downside scenario severity and overlays. Stage 2 ECL increased which has been driven by the increases in overlay and impacts from revised downside severities.
●	Stage 3 credit exposures had a net decrease of $2.2 billion (2021: decreased by $1.5 billion) for the Group and $2.0 billion (2021: decreased by $1.3 billion) for the Parent Entity driven by reductions in 90 days past due exposures in the housing portfolio and write offs from the business segment. Stage 3 ECL has decreased in line with the decrease in Stage 3 exposures.